Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 361,297	$ 289,323	$ 225,308
COST OF SALES	176,765	139,625	118,698
GROSS PROFIT	184,532	149,698	106,610
OPERATING EXPENSES
Research and development	71,161	60,949	46,460
Sales and marketing	20,173	16,324	13,597
General and administrative	15,714	13,355	11,250
Amortization of intangible assets	1,051	0	0
Total operating expenses	108,099	90,628	71,307
OPERATING INCOME	76,433	59,070	35,303
NON-OPERATING INCOME (EXPENSES)
Gain from disposal of short-term investments	3	4	122
Interest income	2,025	2,215	1,845
Foreign exchange gain (loss), net	76	(606)	(25)
Interest expense	(47)	(114)	(110)
Other income, net	10	(1)	13
Total non-operating income	2,067	1,498	1,845
INCOME BEFORE INCOME TAX	78,500	60,568	37,148
INCOME TAX EXPENSE	18,249	16,101	9,772
NET INCOME	$ 60,251	$ 44,467	$ 27,376
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.44	$ 0.33	$ 0.21
Diluted	$ 0.43	$ 0.33	$ 0.20
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	138,100	134,604	132,259
Diluted (Thousands)	139,634	136,787	134,567
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 1.75	$ 1.32	$ 0.83
Diluted	$ 1.73	$ 1.30	$ 0.81
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	34,525	33,651	33,065
Diluted (Thousands)	34,909	34,197	33,642